Post-employment Benefits (Details 4) - number number in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Unified Plan
Disclosure of defined benefit plans [line items]
Number of active participants	1	4
Number of inactive participants	3,892	4,013
Number of other participants of retirement benefit plan	0	0
Number of participants of retirement benefit plan receiving benefits	3,893	4,017
Plan III
Disclosure of defined benefit plans [line items]
Number of active participants	3,975	4,501
Number of inactive participants	6,555	6,357
Number of other participants of retirement benefit plan	0	0
Number of participants of retirement benefit plan receiving benefits	10,530	10,858
Assistance Plan
Disclosure of defined benefit plans [line items]
Number of active participants	3,960	4,302
Number of inactive participants	10,039	9,686
Number of other participants of retirement benefit plan	10,749	10,526
Number of participants of retirement benefit plan receiving benefits	24,748	24,514